ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
ACCOUNTS RECEIVABLE
Accounts receivable	¥ 132,831		¥ 83,848		$ 20,844
Allowance for credit losses	(4,932)		(6,473)		(774)
Accounts receivable, net	127,899		77,375		$ 20,070
The rollforward in the allowance for credit losses were as follows:
Balance at the beginning of the year	6,473	$ 1,016	7,147	¥ 3,585
Cumulative effect of adopting ASU 2016-13			597
Disposal of subsidiary			(60)
Provisions for the year	1,463	230	1,879	4,510
Reversal of provisions from prior periods due to subsequent cash collection during the year	(983)	(154)	(1,415)	(221)
Amounts written off during the year	(2,021)	(318)	(1,675)	(734)
Foreign exchange gain or loss				7
Balance at the end of the year	¥ 4,932	$ 774	¥ 6,473	¥ 7,147